Summary of Significant Accounting Policies - Acquisitions (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years